Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
UNRECOGNIZED DEFERRED INCOME TAX ASSET	$ 5,831,645	$ 5,037,594
Mineral property interests [Member]
Statement [Line Items]
UNRECOGNIZED DEFERRED INCOME TAX ASSET	1,173,590	1,125,110
Non-capital losses [Member]
Statement [Line Items]
UNRECOGNIZED DEFERRED INCOME TAX ASSET	4,312,706	3,576,176
Property and equipment [Member]
Statement [Line Items]
UNRECOGNIZED DEFERRED INCOME TAX ASSET	198,165	194,575
Other items [Member]
Statement [Line Items]
UNRECOGNIZED DEFERRED INCOME TAX ASSET	$ 147,184	$ 141,733